Long-Term Debt and Lease Financing Obligation (Tables)	12 Months Ended
Dec. 31, 2015
Debt Disclosure [Abstract]
Schedule of Long-Term Debt

As of December 31, 2015 and 2014, our long-term debt consisted of the following:

		December 31,
(In millions)	Maturity Date	2015	2014
4.625 Notes (net of debt issuance costs totaling $9.6 million and $11.3 million at December 31, 2015 and 2014, respectively)	February 15, 2021	$678.4	$676.7
4.875 Notes (net of debt issuance costs totaling $5.8 million and $6.5 million at December 31, 2015 and 2014, respectively)	May 15, 2023	444.2	443.5
Term Loan (net of debt issuance costs totaling $2.4 million at December 31, 2014)	January 28, 2017	—	192.1
Term Loan (net of debt issuance costs and discounts totaling $3.1 million at December 31, 2015)	February 27, 2022	244.4	—
ABL Revolver	December 17, 2019	—	—

Total debt		1,367.0	1,312.3
Less: current portion of long-term debt		(2.5)	(2.8)

Long-term debt, net		$1,364.5	$1,309.5